RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

a)	Related parties#

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group
Zhejiang Marine Leasing Ltd.	Equity investee of the Group
Cherrylane Investments Limited	An entity controlled by a director of the Company
Guangdong Proton International Hospital Management Co., Ltd.	A wholly owned subsidiary of an equity investee of the Group
Morgancreek investment Holdings Limited	An entity controlled by the CEO of the Company

#    These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2021, 2022 and 2023.

b)    The Group had the following related party transactions for the years ended December 31, 2021, 2022 and 2023.

	For the Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Loan to:
Guangdong Proton International Hospital Management Co., Ltd.	142,895	16,800	200	28
	142,895	16,800	200	28
Interest income from:
JYADK	650	—	—	—
Guangdong Proton International Hospital Management Co., Ltd.	2,797	6,961	6,813	960
	3,447	6,961	6,813	960

Loan from:
Cherrylane Investments Limited	15,932	—	—	—
Zhejiang Marine Leasing Ltd	8,500	220,369	4,400	620
Morgancreek investment Holdings Limited	—	—	17,750	2,500
	24,432	220,369	22,150	3,120
Interest expense to:
Cherrylane Investments Limited	554	1,334	423	60
Zhejiang Marine Leasing Ltd	12,978	15,456	13,683	1,927
Morgancreek investment Holdings Limited	—	—	202	28
	13,532	16,790	14,308	2,015
Repayment to:
Cherrylane Investments Limited	3,824	—	19,710	2,776
Zhejiang Marine Leasing Ltd.	77,062	82,915	32,127	4,525
Morgancreek investment Holdings Limited	—	—	9,940	1,400
	80,886	82,915	61,777	8,701
Repayment from:
JYADK	2,430	—	—	—
	2,430	—	—	—

Schedule of related party balances
(c)	The balances between the Group and its related parties as of December 31, 2022 and 2023 are listed below.

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Due from related parties, current:
Guangdong Proton International Hospital Management Co., Ltd.	169,453	151,481	21,335
	169,453	151,481	21,335

Due to related parties, current:
Cherrylane Investments Limited	13,105	1,659	234
Morgancreek investment Holdings Limited	—	8,012	1,128
	13,105	9,671	1,362

Due to related parties, non-current
Zhejiang Marine Leasing Ltd.	122,579	69,182	9,744
	122,579	69,182	9,744
Due to related parties, non-current, due within 1 year
Zhejiang Marine Leasing Ltd	123,855	163,208	22,987
Cherrylane Investments Limited	10,001	4,075	574
	133,856	167,283	23,561